UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Chief Compliance Officer
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     February 09, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $110,227 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105      686    43325 SH       SOLE                        0        0    43325
AMERADA HESS CORP              COM              023551104      885     6975 SH       SOLE                        0        0     6975
APPLE COMPUTER INC             COM              037833100     9188   127800 SH       SOLE                    60200        0    67600
AT&T INC                       COM              00206R102     8114   331304 SH       SOLE                   185582        0   145722
AUTODESK INC                   COM              052769106     7569   176300 SH       SOLE                    89800        0    86500
BANK OF AMERICA CORPORATION    COM              060505104     6161   133504 SH       SOLE                    76400        0    57104
BRISTOL MYERS SQUIBB CO        COM              110122108     3880   168844 SH       SOLE                    90425        0    78419
CHEVRON CORP NEW               COM              166764100     5067    89259 SH       SOLE                    44750        0    44509
CITIGROUP INC                  COM              172967101     5565   114679 SH       SOLE                    63450        0    51229
CONAGRA FOODS INC              COM              205887102     3515   173306 SH       SOLE                   107950        0    65356
EOG RES INC                    COM              26875P101      908    12375 SH       SOLE                        0        0    12375
GENERAL MTRS CORP              COM              370442105     1927    99232 SH       SOLE                    69375        0    29857
HALLIBURTON CO                 COM              406216101     7818   126176 SH       SOLE                    63200        0    62976
HEWLETT PACKARD CO             COM              428236103     6748   235684 SH       SOLE                   125450        0   110234
HOME DEPOT INC                 COM              437076102     5224   129052 SH       SOLE                    67800        0    61252
ISHARES TR                     S&P500/BAR VAL   464287408     2197    33777 SH       SOLE                        0        0    33777
JP MORGAN CHASE & CO           COM              46625H100     5344   134647 SH       SOLE                    79325        0    55322
KB HOME                        COM              48666K109      756    10400 SH       SOLE                        0        0    10400
MERCK & CO INC                 COM              589331107     4192   131780 SH       SOLE                    71100        0    60680
MIDCAP SPDR TR                 UNIT SER 1       595635103      244     1815 SH       SOLE                        0        0     1815
SARA LEE CORP                  COM              803111103     3532   186904 SH       SOLE                   110075        0    76829
TIME WARNER INC                COM              887317105     5058   290003 SH       SOLE                   158600        0   131403
TRANSOCEAN INC                 ORD              G90078109     1058    15175 SH       SOLE                        0        0    15175
TXU CORP                       COM              873168108     7588   151177 SH       SOLE                    73000        0    78177
VALERO ENERGY CORP NEW         COM              91913Y100     7003   135725 SH       SOLE                    67400        0    68325